Income Tax (Details) - Schedule of company’s net deferred tax asset	Dec. 31, 2020 USD ($)
Deferred tax asset
Organizational costs/Startup expenses	$ 94,822
Total deferred tax asset	94,822
Valuation allowance	(94,822)
Deferred tax asset, net of allowance